FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management [line Items]
Disclosure of detailed information about impaired loans,fair value of collateral and allowance of loan losses [text Block]
At December 31, 2018, the renegotiated credits amount to approximately S/1,281.5 million, of which S/339.6 million are classified as not past due nor impaired, S/270.3 million as past due but not impaired and S/671.6 million as impaired but not past due (S/915.6 million, S/339.6 million, S/165.3 million y S/410.7 million, respectively, at December 31, 2017).

	At December 31, 2018					At December 31, 2017
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Impaired loans	2,321,335	959,033	1,254,526	702,561	5,237,455	1,572,579	865,610	1,259,635	877,822	4,575,646
Fair value of collateral	1,758,098	820,291	422,330	189,811	3,190,530	1,398,427	774,280	485,281	229,578	2,887,566
Allowance for loan losses	1,023,771	470,286	978,834	608,686	3,081,577	749,882	215,997	893,671	648,884	2,508,434

Disclosure of financial assets that are either past due or impaired [text block]
The total of the concepts: loans with a delay of payment from the first day and the amounts of the internal overdue loans reflect the totality of "past due" loans consistent with IFRS 7.

	As of December 31, 2018						As of December 31, 2017
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	101,602,442	–	–	1,755	101,604,197	1,755	93,268,440	–	–	–	93,268,440	–
Past due but not impaired	–	–	2,869,944	249,028	3,118,972	3,118,972	–	–	1,839,774	81,054	1,920,828	1,920,828
Impaired debt	–	1,582,189	786,428	2,868,838	5,237,455	3,655,266	–	734,582	901,204	2,939,860	4,575,646	3,841,064
Total	101,602,442	1,582,189	3,656,372	3,119,621	109,960,624	6,775,993	93,268,440	734,582	2,740,978	3,020,914	99,764,914	5,761,892

Disclosure of loans and advances to banks [text block]
The classification of loans by type of banking and maturity is as follows:

	As of December 31, 2018					As of December 31, 2017
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	60,034,357	797,776	1,541,975	1,235,880	63,609,988	56,125,417	211,917	790,739	1,327,475	58,455,548
Residential mortgage loans	15,926,555	258,149	1,054,112	531,876	17,770,692	14,064,927	185,853	693,482	507,825	15,452,087
Micro-business loans	13,472,223	253,735	526,023	1,001,474	15,253,455	12,288,639	207,549	774,435	656,934	13,927,557
Consumer loans	12,169,307	272,529	534,262	350,391	13,326,489	10,789,457	129,262	482,323	528,680	11,929,722
Total	101,602,442	1,582,189	3,656,372	3,119,621	109,960,624	93,268,440	734,581	2,740,979	3,020,914	99,764,914

Disclosure And Detailed Information About Carrying Amount Of Allowance For Direct And Indirect Loan Losses And Its Estimations [Table Text Block]
The following table provides a comparison between the carrying amount of allowance for direct and indirect loan losses and its estimation under three scenarios: base, optimistic and pessimistic.

At December 31, 2018
S/(000)
Carrying amount	5,314,340

Scenarios:
Optimistic	5,218,142
Base Case	5,308,346
Pessimistic	5,422,882

Disclosure of external credit grades [text block]
The following table shows the analysis of the risk-rating of the investments, provided by the institutions referred to above:

	At December 31, 2018		At December 31, 2017
	S/(000)%		S/(000)%
Instruments rated in Peru:
AAA	1,219,451	3.7	1,254,943	3.8
AA- a AA+	1,483,063	4.5	1,313,967	4.0
A- to A+	6,809,865	20.7	6,850,118	20.9
BBB- to BBB+	2,282,714	6.9	2,279,478	7.0
BB- to BB+	459,249	1.4	469,679	1.4
Lower and equal to +B	7,397	–	4,960	–
Unrated:
BCRP certificates of deposit	9,829,584	29.9	10,026,038	30.5
Listed and unlisted securities	649,677	2.0	702,384	2.1
Restricted mutual funds	407,350	1.2	425,300	1.3
Investment funds	66,932	0.2	–	–
Mutual funds	16,811	0.1	167,607	0.5
Other instruments	728,543	2.2	29,181	0.1
Subtotal	23,960,636	72.8	23,523,655	71.6

	At December 31, 2018		At December 31, 2017
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	286,417	0.9	467,654	1.4
AA- a AA+	513,577	1.6	1,040,411	3.2
A- to A+	1,265,390	3.9	1,434,598	4.4
BBB- to BBB+	4,064,725	12.4	4,179,102	12.7
BB- to BB+	1,383,960	4.2	1,258,752	3.8
Lower and equal to +B	81,627	0.2	19,869	0.1
Unrated:
Listed and unlisted securities	100,031	0.3	211,487	0.6
Bolivia Central Bank certificates of deposit	–	–	95,042	0.3
Participations of RAL funds	445,039	1.4	527,729	1.6
Mutual funds	293,020	0.9	98,911	0.3
Investment funds	256,523	0.8	–	–
Hedge funds	44,335	0.1	1,062	–
Other instruments	167,838	0.5	3,729	–
Subtotal	8,902,482	27.2	9,338,346	28.4
Total	32,863,118	100.0	32,862,001	100.0

Disclosure of credit risk exposure [text block]
As of December 31, 2018 and 2017, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2018					2017
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments	Total	Held for trading and hedging	Designated at inception	Loans and receivables	Investments available- for-sale	Investments held-to maturity	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	-	-	16,307,372	9,830,911	26,138,283	2,102,331	-	21,630,506	7,925,997	-	31,658,834
Financial services	1,640,578	161,498	13,237,970	2,462,343	17,502,389	1,057,679	320,619	11,892,190	4,700,343	98,866	18,069,697
Manufacturing	97,425	38,586	16,840,385	1,337,907	18,314,303	23,277	29,508	14,363,997	1,529,261	13,135	15,959,178
Mortgage loans	-	-	16,997,464	-	16,997,464	-	-	14,638,363	-	-	14,638,363
Consumer loans	-	-	13,384,611	-	13,384,611	-	-	10,816,588	-	-	10,816,588
Micro-business loans	-	-	13,150,811	-	13,150,811	-	-	12,897,206	-	-	12,897,206
Commerce	27,021	11,377	12,752,836	330,492	13,121,726	52,453	45,130	11,682,985	248,396	17,950	12,046,914
Government and public administration	1,790,176	41,060	4,768,891	5,547,253	12,147,380	1,287,212	40,480	450,174	5,220,054	4,164,128	11,162,048
Electricity, gas and water	101,939	42,705	4,312,044	1,940,604	6,397,292	79,825	52,521	4,148,658	1,918,317	56,331	6,255,652
Community services	-	-	4,459,532	7,391	4,466,923	-	-	4,408,494	34,495	-	4,442,989
Communications, storage and transportation	24,678	36,794	4,377,933	1,279,371	5,718,776	8,285	-	3,991,424	1,182,783	34,477	5,216,969
Mining	31,094	5,749	2,661,615	154,188	2,852,646	7,728	29,249	3,031,376	329,773	-	3,398,126
Construction	15,068	1,913	1,848,063	372,827	2,237,871	51,812	17,820	1,790,431	400,386	9,333	2,269,782
Agriculture	13,440	-	2,546,889	45,425	2,605,754	3,342	-	2,272,312	5,447	-	2,281,101
Insurance	19,106	-	1,862,688	-	1,881,794	6,664	-	1,529,342	-	-	1,536,006
Education, health and others	5,419	21,518	1,296,293	399,752	1,722,982	5,279	2,358	1,494,635	213,181	-	1,715,453
Real estate and leasing	62,597	159,986	6,423,262	1,455,551	8,101,396	10,391	-	5,306,353	77,161	-	5,393,905
Fishing	3,416	-	445,603	-	449,019	1,689	-	394,287	-	-	395,976
Others	446,805	-	3,542,776	31,820	4,021,401	28,596	-	3,604,046	638,297	19,153	4,290,092
Total	4,278,762	521,186	141,217,038	25,195,835	171,212,821	4,726,563	537,685	130,343,367	24,423,891	4,413,373	164,444,879

(*) It includes non-trading investments that did not pass SPPI test.

Disclosure of offsetting of financial assets [text block]
Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	As of December 31, 2018
				Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	Net of financial assets presented in the consolidated statements of financial position	Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	766,317	–	766,317	(44,159)	(28,906)	693,252
Cash collateral, reverse repurchase agreements and securities borrowing	4,082,942	–	4,082,942	(35,008)	(3,319,949)	727,985
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	5,001,516	–	5,001,516	(3,123,930)	–	1,877,586
Total	9,850,775	–	9,850,775	(3,203,097)	(3,348,855)	3,298,823

	As of December 31, 2017
				Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	Net of financial assets presented in the consolidated statements of financial position	Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	701,826	–	701,826	(86,292)	(80,140)	535,394
Cash collateral, reverse repurchase agreements and securities borrowing	7,480,420	–	7,480,420	(19,485)	(6,660,170)	800,765
Available-for-sale and held-to-maturity investments pledged as collateral	5,278,763	–	5,278,763	(4,387,330)	–	891,433
Total	13,461,009	–	13,461,009	(4,493,107)	(6,740,310)	2,227,592

Disclosure of offsetting of financial liabilities [text block]
Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	As of December 31, 2018
				Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities	Gross amounts of recognized liabilities and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	715,804	–	715,804	(44,159)	(190,212)	481,433
Payables on repurchase agreements and securites lending	9,415,357	–	9,415,357	(3,123,930)	(3,409,890)	2,881,537
Total	10,131,161	–	10,131,161	(3,168,089)	(3,600,102)	3,362,970

	As of December 31, 2017
				Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities	Gross amounts of recognized liabilities and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	636,762	–	636,762	(86,292)	(149,846)	400,624
Payables on repurchase agreements and securites lending	13,415,843	–	13,415,843	(5,900,903)	(6,962,421)	552,519
Total	14,052,605	–	14,052,605	(5,987,195)	(7,112,267)	953,143

Disclosure of market risk [text block]
As of December 31, 2018 and 2017, the Group’s VaR by risk type is as follows:

	2018	2017
	S/(000)	S/(000)

Interest rate risk	9,527	7,836
Price risk	4,476	2,759
Volatility risk	-	-
Diversification effect	(3,587)	(3,195)
Consolidated VaR by type of risk	10,416	7,400

Disclosure of detailed information about assets and liabilities by currencies [Text Block]
Foreign currency transactions are made at the free market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31, 2018 and 2017, the Group’s assets and liabilities by currencies were as follows:

	At December 31, 2018				At December 31, 2017
			Other				Other
	Soles	U.S. Dollar	currencies	Total	Soles	U.S. Dollar	currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Monetary assets
Cash and due from banks	3,582,390	17,117,551	1,468,575	22,168,516	3,149,300	18,578,798	1,493,889	23,221,987
Cash collateral, reverse repurchase agreements and securities borrowing	6,654	3,362,285	714,003	4,082,942	119,976	6,915,937	444,507	7,480,420
Investments:
At fair value through profit or loss	541,649	733,801	2,236,995	3,512,445	2,222,061	209,543	1,593,133	4,024,737
At fair value through other comprehensive income	16,758,808	7,057,303	731,145	24,547,256	–	–	–	–
Available-for-sale	–	–	–	–	13,804,121	7,697,970	810,517	22,312,608
At amortized cost	3,239,330	915,508	–	4,154,838	–	–	–	–
Held-to-maturity	–	–	–	–	3,453,790	959,583	–	4,413,373
Loans, net	61,665,634	37,032,752	7,108,612	105,806,998	56,226,385	33,580,636	6,170,256	95,977,277
Financial assets designated at fair value through profit or loss	44,109	477,077	–	521,186	48,454	489,231	–	537,685
Other assets	2,561,684	2,765,000	408,913	5,735,597	1,219,985	2,268,659	876,864	4,365,508
Total monetary assets	88,400,258	69,461,277	12,668,243	170,529,778	80,244,072	70,700,357	11,389,166	162,333,595

Monetary liabilities
Deposits and obligations	(51,559,266)	(44,122,875)	(8,869,169)	(104,551,310)	(43,334,026)	(45,875,469)	(7,960,916)	(97,170,411)
Payables from repurchase agreements and securities lending	(5,914,736)	(1,860,424)	(1,640,197)	(9,415,357)	(10,155,790)	(1,582,783)	(1,677,270)	(13,415,843)
Due to bank and correspondents	(3,442,620)	(4,751,314)	(254,206)	(8,448,140)	(3,229,753)	(4,463,659)	(303,477)	(7,996,889)
Financial liabilities at fair value through profit or loss	(35,220)	(58,031)	(269,059)	(362,310)	(3,094)	(26,057)	(138,938)	(168,089)
Technical reserves for claims and insurance premiums	(4,318,973)	(4,131,263)	(2,435)	(8,452,671)	(3,632,896)	(3,809,742)	(1,122)	(7,443,760)
Bonds and notes issued	(3,599,610)	(11,752,328)	(105,602)	(15,457,540)	(3,869,494)	(12,271,451)	(101,312)	(16,242,257)
Other liabilities	(3,452,975)	(2,208,427)	(648,396)	(6,309,798)	(2,737,797)	(2,030,093)	(1,013,441)	(5,781,331)
Total monetary liabilities	(72,323,400)	(68,884,662)	(11,789,064)	(152,997,126)	(66,962,850)	(70,059,254)	(11,196,476)	(148,218,580)
	16,076,858	576,615	879,179	17,532,652	13,281,222	641,103	192,690	14,115,015

Forwards position, net	1,820,527	(1,719,788)	(101,048)	(309)	859,439	(824,434)	(19,186)	15,819
Currency swaps position, net	(199,746)	199,512	234	–	370,697	(371,301)	3,776	3,172
Cross currency swaps position, net	(1,833,236)	1,918,994	(85,758)	–	(1,725,567)	1,814,960	(92,565)	(3,172)
Options, net	(23,414)	23,414	–	–	60,704	(60,704)	–	–
Net monetary position	15,840,989	998,747	692,607	17,532,343	12,846,495	1,199,624	84,715	14,130,834

Disclosure of detailed information about cash flows associated with the remaining contractual maturities [text Block]
The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2018						2017
	Up to a	From 1 to	From 3 to	From 1 to	Over 5		Up to a	From 1 to	From 3 to	From 1 to	Over 5
	month	3 months	12 months	5 years	Year	Total	month	3 months	12 months	5 years	Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000	S/000

Financial assets	29,402,396	26,409,954	42,782,806	65,440,380	37,419,428	201,454,964	32,066,988	23,840,167	39,862,618	60,040,832	32,705,161	188,515,766

Financial liabilities by type -
Deposits and obligations	30,659,602	10,717,381	20,100,704	38,903,924	8,663,463	109,045,074	28,360,646	10,523,572	18,803,383	34,738,531	8,662,213	101,088,345
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	2,920,477	3,995,758	4,976,816	4,639,124	6,878,937	23,411,112	3,658,434	1,801,493	6,363,038	6,597,765	6,352,357	24,773,087
Accounts payable to reinsurers and coinsurers	9,087	290,214	5,088	2,144	–	306,533	51,426	140,648	31,489	9,862	–	233,425
Financial liabilities designated at fair value through profit or loss	362,310	–	–	–	–	362,310	168,089	–	–	–	–	168,089
Bonds and notes issued	71,272	133,642	3,062,572	13,316,127	473,092	17,056,705	833,517	130,988	1,059,795	13,471,851	2,905,297	18,401,448
Other liabilities	1,989,185	332,555	421,685	6,013	1,315,576	4,065,014	1,997,270	293,864	298,986	5,310	1,341,955	3,937,385
Total liabilities	36,011,933	15,469,550	28,566,865	56,867,332	17,331,068	154,246,748	35,069,382	12,890,565	26,556,691	54,823,319	19,261,822	148,601,779

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	1,537,102	1,267,858	1,155,340	1,663,518	1,058,385	6,682,203	150,149	123,114	464,466	1,770,499	790,843	3,299,071
Contractual amounts payable (outflows)	556,987	274,168	1,116,070	1,882,494	1,104,179	4,933,898	1,117,375	362,073	628,800	1,791,667	862,514	4,762,429
Total liabilities	980,115	993,690	39,270	(218,976)	(45,794)	1,748,305	(967,226)	(238,959)	(164,334)	(21,168)	(71,671)	(1,463,358)

Impaired loans, past due loans classified as net of the allowance for loan losses [Text Block]
The following is a summary of the direct credits classified into three important groups and their respective allowance for each of the types of loans:

Commercial loans	Stage 1	Stage 2	Stage 3	2018	2017
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Neither past due nor impaired	55,085,853	4,950,181	–	60,036,034	56,125,417
Past due but not impaired	998,105	254,514	–	1,252,619	757,552
Impaired	–	–	2,321,335	2,321,335	1,572,579
Gross	56,083,958	5,204,695	2,321,335	63,609,988	58,455,548

Less: Allowance for loan losses	287,961	146,455	1,023,771	1,458,187	1,237,616

Total, net	55,795,997	5,058,240	1,297,564	62,151,801	57,217,932

Residential mortgage loans	Stage 1	Stage 2	Stage 3	2018	2017
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Neither past due nor impaired	15,431,424	495,131	–	15,926,555	14,064,927
Past due but not impaired	617,686	267,418	–	885,104	521,550
Impaired	–	–	959,033	959,033	865,610
Gross	16,049,110	762,549	959,033	17,770,692	15,452,087

Less: Allowance for loan losses	31,479	22,404	470,286	524,169	228,287

Total, net	16,017,631	740,145	488,747	17,246,523	15,223,800

Microbusiness loans	Stage 1	Stage 2	Stage 3	2018	2017
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Neither past due nor impaired	11,845,358	1,626,944	–	13,472,302	12,288,639
Past due but not impaired	192,588	334,039	–	526,627	379,283
Impaired	–	–	1,254,526	1,254,526	1,259,635
Gross	12,037,946	1,960,983	1,254,526	15,253,455	13,927,557

Less: Allowance for loan losses	340,576	262,777	978,834	1,582,187	1,476,578

Total, net	11,697,370	1,698,206	275,692	13,671,268	12,450,979

Consumer loans	Stage 1	Stage 2	Stage 3	2018	2017
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Neither past due nor impaired	10,516,815	1,652,491	–	12,169,306	10,789,457
Past due but not impaired	218,995	235,627	–	454,622	262,443
Impaired	–	–	702,561	702,561	877,822
Gross	10,735,810	1,888,118	702,561	13,326,489	11,929,722

Less: Allowance for loan losses	284,207	494,956	608,686	1,387,849	1,558,017

Total, net	10,451,603	1,393,162	93,875	11,938,640	10,371,705

Fair value hierarchy categorized financial instruments [Text Block]
The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		As of December 31, 2018
	Note	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Foreign currency forwards		–	124,688	–	124,688
Interest rate swaps		–	165,172	–	165,172
Cross currency swaps		–	120,744	–	120,744
Currency swaps		–	354,432	–	354,432
Foreign exchange options		–	1,281	–	1,281
	12(b)	–	766,317	–	766,317

Investments at fair value through profit of loss	6(a)	1,690,430	1,012,801	809,214	3,512,445
Financial assets at fair value through profit or losss	8	470,112	51,074	–	521,186

Investments at fair value through other comprehensive income:
Debt instruments:
Corporate, leasing and subordinated bons		1,497,082	7,132,691	5,279	8,635,052
Certificates of deposit BCRP		–	9,829,584	–	9,829,584
Government treasury bonds		4,587,264	681,282	–	5,268,546
Securitization instruments		–	521,452	–	521,452
Negotiable certificates of deposit		–	289,148	–	289,148
Other instruments		–	3,384	–	3,384
Equity instruments		235,566	395,722	17,381	648,669
	6(b)	6,319,912	18,853,263	22,660	25,195,835
Total financial assets		8,480,454	20,683,455	831,874	29,995,783

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		–	153,560	–	153,560
Foreign currency forwards		–	104,206	–	104,206
Cross currency swaps		–	55,454	–	55,454
Currency swaps		–	401,856	–	401,856
Foreign exchange options		–	728	–	728
	12(b)	–	715,804	–	715,804

Financial liabilities at fair value through profit or loss		–	362,310	–	362,310
Total financial liabilities		–	1,078,114	–	1,078,114

		As of December 31, 2017
	Note	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Forward foreign exchange contracts		–	62,353	–	62,353
Interest rate swaps		–	228,461	–	228,461
Cross currency swaps		–	75,944	–	75,944
Currency swaps		–	332,376	–	332,376
Foreign exchange options		–	2,692	–	2,692
	12(b)	–	701,826	–	701,826

Investments at fair value through profit of loss	6(a)	1,611,952	2,410,315	2,470	4,024,737
Financial assets at fair value through profit or loss	8	484,930	52,755	–	537,685

Investments available for sale:
Debt instruments:
Certificates of deposit BCRP		–	7,923,706	–	7,923,706
Corporate, leasing and subordinated bons		3,988,785	4,489,275	1,461	8,479,521
Government treasury bonds		4,074,302	658,461	–	4,732,763
Participation in mutual funds		745,546	–	79,533	825,079
Other instruments		105,787	1,002,557	537,065	1,645,409
Equity instruments		317,020	417,703	82,690	817,413
	6(c)	9,231,440	14,491,702	700,749	24,423,891

Total financial assets		11,328,322	17,656,598	703,219	29,688,139

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		–	94,785	–	94,785
Forward foreign exchange contracts		–	56,869	–	56,869
Cross currency swaps		–	134,349	–	134,349
Currency swaps		–	349,779	–	349,779
Foreign exchange options		–	980	–	980
	12(b)	–	636,762	–	636,762

Bonds and Notes issued at fair value		–	7,986,539	–	7,986,539
Financial liabilities at fair value through profit or loss		–	168,089	–	168,089
Total financial liabilities		–	8,791,390	–	8,791,390

Financial assets administration off the balance sheet [Text Block]
As of December 31, 2018 and 2017, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2018	2017

Pension funds	47,452	48,868
Investment funds	40,186	37,567
Equity managed	15,397	12,874
Bank trusts	4,608	3,435
Total	107,643	102,744

Summary quantitative data about entity's exposure to risk [text block]
The results of the sensitivity analysis regarding changes in interest rates at December 31, 2018 and 2017 are presented below:

2018
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)

Soles	+/-	50	-/+	10,463	-/+	439,964
Soles	+/-	75	-/+	15,695	-/+	659,946
Soles	+/-	100	-/+	20,926	-/+	879,928
Soles	+/-	150	-/+	31,389	-/+	1,319,893
U.S. Dollar	+/-	50	+/-	48,325	-/+	6,718
U.S. Dollar	+/-	75	+/-	72,487	-/+	10,078
U.S. Dollar	+/-	100	+/-	96,650	-/+	13,437
U.S. Dollar	+/-	150	+/-	144,975	-/+	20,155

2017
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)

Soles	+/-	50	-/+	1,451	-/+	354,899
Soles	+/-	75	-/+	2,176	-/+	532,348
Soles	+/-	100	-/+	2,901	-/+	709,798
Soles	+/-	150	-/+	4,352	-/+	1,064,696
U.S. Dollar	+/-	50	+/-	8,068	-/+	129,876
U.S. Dollar	+/-	75	+/-	12,103	-/+	194,813
U.S. Dollar	+/-	100	+/-	16,137	-/+	259,751
U.S. Dollar	+/-	150	+/-	24,205	-/+	389,627

Disclosure of detailed information about assets and liabilities by currencies at the free market exchange rates [Text Block]
Currency rate sensitivity	Change in currency rates	2018	2017
	%	S/000	S/000

Depreciation -
U.S. Dollar	5	47,559	57,125
U.S. Dollar	10	90,795	109,057

Appreciation -
U.S. Dollar	5	(52,566)	(63,138)
U.S. Dollar	10	(110,972)	(133,292)

The comparison of financial instruments are not measured at fair value hierarchy [Text Block]
We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	As of December 31, 2018					As of December 31, 2017
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	22,168,516	–	22,168,516	22,168,516	–	23,221,987	–	23,221,987	23,221,987
Cash collateral, reverse repurchase	–	4,082,942	–	4,082,942	4,082,942	–	7,480,420	–	7,480,420	7,480,420
Investments at amortized cost	3,815,301	337,821	–	4,153,122	4,154,838	–	–	–	–	–
Held-to-maturity investments	–	–	–	–	–	4,088,520	561,562	–	4,650,082	4,413,373
Loans, net	–	126,581,269	–	126,581,269	126,581,269	–	115,346,836	–	115,346,836	115,346,836
Premiums and other policies receivable	–	887,273	–	887,273	887,273	–	656,829	–	656,829	656,829
Accounts receivable from reinsurers and coinsurers	–	842,043	–	842,043	842,043	–	715,695	–	715,695	715,695
Due from customers on acceptances	–	967,968	–	967,968	967,968	–	532,034	–	532,034	532,034
Other assets	–	2,306,460	–	2,306,460	2,306,460	–	1,759,125	–	1,759,125	1,759,125
Total	3,815,301	158,174,292	–	161,989,593	161,991,309	4,088,520	150,274,488	–	154,363,008	154,126,299

Liabilities

Deposits and obligations	–	104,551,310	–	104,551,310	104,551,310	–	97,170,411	–	97,170,411	97,170,411
Payables on repurchase agreements and securities lending	–	9,415,357	–	9,415,357	9,415,357	–	13,415,843	–	13,415,843	13,415,843
Due to Banks and correspondents and other entities	–	8,520,401	–	8,520,401	8,448,140	–	8,034,990	–	8,034,990	7,996,889
Banker’s acceptances outstanding	–	967,968	–	967,968	967,968	–	532,034	–	532,034	532,034
Payable to reinsurers and coinsurers	–	308,602	–	308,602	308,602	–	235,185	–	235,185	235,185
Bond and notes issued	–	15,928,607	–	15,928,607	15,457,540	–	8,830,070	–	8,830,070	8,255,718
Other liabilities	–	2,996,068	–	2,996,068	2,996,068	–	3,270,714	–	3,270,714	3,270,714
Total	–	142,688,313	–	142,688,313	142,144,985	–	131,489,247	–	131,489,247	130,876,794

Credit risk geographical areawise [member]
Disclosure of financial risk management [line Items]
Disclosure of credit risk exposure [text block]
As of December 31, 2018 and 2017 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2018					2017
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments	Total	Held for trading and hedging	Designated at inception	Loans and receivables	Investments available- for-sale	Investments held-to maturity	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Peru	839,713	121,725	124,349,120	19,640,847	144,951,405	2,394,575	118,396	114,046,024	17,324,374	3,900,388	137,783,757
United Stated of America	476,593	241,743	1,538,853	2,616,120	4,873,309	195,955	291,295	1,757,745	3,049,957	111,122	5,406,074
Bolivia	716,740	-	8,531,311	514,845	9,762,896	13,372	-	7,516,991	1,213,397	-	8,743,760
Colombia	1,450,342	23,274	2,214,653	492,121	4,180,390	1,324,999	28,510	1,619,679	590,387	138,941	3,702,516
Panama	5,406	-	663,326	56,780	725,512	4,909	-	498,512	48,531	-	551,952
Chile	306,299	41,290	1,868,149	677,740	2,893,478	411,276	22,154	1,906,346	379,465	72,004	2,791,245
Brazil	7,773	-	436,580	17,074	461,427	22,476	-	193,120	44,062	111,168	370,826
Mexico	51,091	12,206	147,632	286,235	497,164	19,570	30,148	80,844	329,679	70,072	530,313
Canada	9,478	-	30,537	91,832	131,847	14,804	-	39,477	74,533	-	128,814
Europe:
United Kingdom	192,141	18,451	116,262	126,811	453,665	231,336	-	112,869	172,932	3,132	520,269
Others in Europe	54,252	15,244	115,467	103,970	288,933	2,215	-	131,983	269,958	-	404,156
France	119,572	-	7,961	63,855	191,388	90,845	-	12,883	48,649	1,639	154,016
Spain	8,960	-	22,060	1,322	32,342	-	-	204,100	5,048	3,269	212,417
Switzerland	1,315	-	91,029	23,785	116,129	231	-	89,718	47,027	-	136,976
Netherlands	-	15,390	989	-	16,379	-	-	-	54,251	-	54,251
Others	39,087	31,863	1,083,109	482,498	1,636,557	-	47,182	2,133,076	771,641	1,638	2,953,537
Total	4,278,762	521,186	141,217,038	25,195,835	171,212,821	4,726,563	537,685	130,343,367	24,423,891	4,413,373	164,444,879

(*) It includes non-trading investments that did not pass SPPI test.

Market price change risk [member]
Disclosure of financial risk management [line Items]
Summary quantitative data about entity's exposure to risk [text block]
The market price sensitivity tests as of December 31, 2018 are presented below:

Equity securities
Measured at fair value
through other comprehensive	Change in
income	market prices	2018
	%	S/(000)

Equity securities	+/-10	64,947
Equity securities	+/-25	162,368
Equity securities	+/-30	194,841

Funds

Measured at fair value	Change in
through profit or loss	market prices	2018
	%	S/(000)

Participation in mutual funds	+/- 10	25,687
Participation in mutual funds	+/- 25	64,219
Participation in mutual funds	+/- 30	77,062
Restricted mutual funds	+/- 10	40,735
Restricted mutual funds	+/- 25	101,838
Restricted mutual funds	+/- 30	122,205
Participation in RAL funds	+/- 10	44,504
Participation in RAL funds	+/- 25	111,260
Participation in RAL funds	+/- 30	133,512
Investment funds	+/- 10	32,346
Investment funds	+/- 25	80,864
Investment funds	+/- 30	97,037
Hedge funds	+/- 10	4,434
Hedge funds	+/- 25	11,084
Hedge funds	+/- 30	13,301

Sensitivity tests as of December 31, 2017 are presented below:

	Change in
Market price sensitivity	market prices	2017
	%	S/(000)

Equity securities	+/-10	76,559
Equity securities	+/-25	191,399
Equity securities	+/-30	229,678
Participation in mutual funds	+/- 10	40,957
Participation in mutual funds	+/- 25	102,392
Participation in mutual funds	+/- 30	122,870
Restricted mutual funds	+/- 10	41,670
Restricted mutual funds	+/- 25	104,174
Restricted mutual funds	+/- 30	125,009
Participation in RAL funds	+/- 10	52,741
Participation in RAL funds	+/- 25	131,851
Participation in RAL funds	+/- 30	158,222
Investment funds	+/- 10	5,962
Investment funds	+/- 25	14,905
Investment funds	+/- 30	17,886
Hedge funds	+/-10	106
Hedge funds	+/-25	266
Hedge funds	+/-30	319

Interest Rate Risk [Member]
Disclosure of financial risk management [line Items]
Disclosure of credit risk exposure [text block]
The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	At December 31, 2018
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	8,348,880	2,192,245	2,644,313	4,973,228	94,925	7,997,867	26,251,458
Investments	1,024,895	4,143,332	6,231,197	5,288,235	12,014,435	648,579	29,350,673
Loans, net	12,671,779	17,663,723	25,826,794	36,908,775	13,581,585	(845,658)	105,806,998
Financial assets designated at fair value through profit or loss	-	-	-	-	-	521,186	521,186
Premiums and other policies receivable	848,662	24,303	9,124	5,184	-	-	887,273
Accounts receivable from reinsurers and coinsurers	89	106,421	734,043	1,104	386	-	842,043
Other assets (*)	164,247	420	2,019	6,761	(1,242)	9,296,788	9,468,993
Total assets	23,058,552	24,130,444	35,447,490	47,183,287	25,690,089	17,618,762	173,128,624

Liabilities
Deposits and obligations	27,696,282	9,545,250	17,413,186	39,389,207	6,724,393	3,782,992	104,551,310
Payables from repurchase agreements and securities lending	1,825,899	3,895,312	5,128,527	3,811,941	1,609,500	1,592,318	17,863,497
Accounts payable to reinsurers and coinsurers	5,504	281,808	3,082	1,299	-	-	291,693
Technical reserves for claims and insurance premiums	217,240	600,927	1,007,817	2,327,437	4,247,236	52,014	8,452,671
Financial liabilities at fair value through profit or loss	-	-	-	-	-	362,310	362,310
Bonds and Notes issued	27	1,934	2,499,807	12,441,149	445,350	69,273	15,457,540
Other liabilities (**)	155,293	218,227	2,419	-	-	4,987,256	5,363,195
Equity	-	-	-	-	-	24,266,076	24,266,076
Total liabilities and equity	29,900,245	14,543,458	26,054,838	57,971,033	13,026,479	35,112,239	176,608,292

Off-balance-sheet accounts
Derivative financial assets	3,393,623	2,736,835	1,204,498	347,883	72,826	-	7,755,665
Derivative financial liabilities	823,012	819,882	3,728,800	1,754,972	534,259	-	7,660,925
	2,570,611	1,916,953	(2,524,302)	(1,407,089)	(461,433)	-	94,740
Marginal gap	(4,271,082)	11,503,939	6,868,350	(12,194,835)	12,202,177	(17,493,477)	(3,384,928)
Accumulated gap	(4,271,082)	7,232,857	14,101,207	1,906,372	14,108,549	(3,384,928)	-

(*) Includes property, furniture and equipment, net, intangible and goodwill, net, due from customers on acceptances and other assets.
(**) Includes banker’s acceptances outstanding and other liabilities.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	At December 31, 2017
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	11,473,580	1,859,361	4,638,314	6,222,420	79,788	6,428,944	30,702,407
Investment	1,642,823	3,789,292	4,013,113	6,208,053	11,072,700	2,111,283	28,837,264
Loans, net	12,192,582	15,509,563	23,933,640	32,989,209	12,108,217	(755,934)	95,977,277
Financial assets designated at fair value through profit or loss	-	-	-	-	-	537,685	537,685
Premiums and other policies receivable	626,392	22,088	6,500	1,849	-	-	656,829
Accounts receivable from reinsurers and coinsurers	163,425	309,669	208,531	34,070	-	-	715,695
Other assets (*)	180,725	24,927	9,736	5,946	577,129	7,722,740	8,521,203
Total assets	26,279,527	21,514,900	32,809,834	45,461,547	23,837,834	16,044,718	165,948,360

Liabilities
Deposits and obligations	26,156,669	9,513,156	17,056,114	36,200,975	6,213,829	2,029,668	97,170,411
Payables from repurchase agreements and securities lending	4,070,558	1,949,926	6,931,824	6,056,395	2,153,396	250,633	21,412,732
Accounts payable to reinsurers and coinsurers	51,814	141,708	31,726	9,937	-	-	235,185
Technical reserves for claims and insurance premiums	200,307	118,642	443,141	1,918,617	3,922,902	840,151	7,443,760
Financial liabilities at fair value through profit or loss	-	-	-	-	-	168,089	168,089
Bonds and Notes issued	791,247	1,656	395,125	11,998,887	2,973,831	81,511	16,242,257
Other liabilities (**)	155,851	211,103	2,434	-	-	4,674,892	5,044,280
Equity	-	-	-	-	-	22,253,703	22,253,703
Total liabilities and equity	31,426,446	11,936,191	24,860,364	56,184,811	15,263,958	30,298,647	169,970,417

Off-balance-sheet accounts
Derivative financial assets	1,397,860	2,023,671	426,309	6,993,576	2,393,197	-	13,234,613
Derivative financial liabilities	4,153,574	4,460,947	181,534	3,944,123	494,435	-	13,234,613
	(2,755,714)	(2,437,276)	244,775	3,049,453	1,898,762	-	-
Marginal gap	(7,902,633)	7,141,433	8,194,245	(7,673,811)	10,472,638	(14,253,929)	(4,022,057)
Accumulated gap	(7,902,633)	(761,200)	7,433,045	(240,766)	10,231,872	(4,022,057)	-

(*) Includes property, furniture and equipment, net, intangible and goodwill, net, due from customers on acceptances and other assets.
(**)Includes banker’s acceptances outstanding and other liabilities.